EATON VANCE MUTUAL FUNDS TRUST

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 002-90946) certifies (a) that the forms of prospectuses for all the Funds listed below except for Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund and the statements of additional information (“SAI”) used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 279 (“Amendment No. 279”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 279 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-17-000342) on February 27, 2017:

Eaton Vance Global Income Builder Fund

Eaton Vance Government Obligations Fund

Eaton Vance High Income Opportunities Fund

Eaton Vance Short Duration Government Income Fund

Eaton Vance Short Duration High Income Fund

Eaton Vance Floating-Rate Advantage Fund (SAI only)

Eaton Vance Floating-Rate Fund (SAI only)

Eaton Vance Floating-Rate & High Income Fund (SAI only)

Eaton Vance Diversified Currency Income Fund

Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Global Macro Capital Opportunities Fund

Eaton Vance Short Duration Strategic Income Fund

Eaton Vance Multi-Strategy Absolute Return Fund

Eaton Vance Multi-Strategy All Market Fund

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Eaton Vance Tax-Managed Global Dividend Income Fund

Eaton Vance Tax-Managed Global Small-Cap Fund

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Tax-Managed Small-Cap Fund

Eaton Vance Tax-Managed Value Fund

Parametric Tax-Managed International Equity Fund

EATON VANCE MUTUAL FUNDS TRUST

By:  /s/ Maureen A. Gemma

      Maureen A. Gemma, Esq.

      Secretary

Date:  March 2, 2017